BORROWINGS - Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 279,463	$ 179,825
Cash flows:
Proceeds from borrowings	991,917	257,021	$ 180,604
Repayment of borrowings	(762,622)	(162,107)	(155,630)
Payments of debt issue costs	(7,862)	(683)	(160)
Non-cash:
New finance leases	1,585	276
Additions through business acquisitions	1,274	559
Amortization of debt issuance costs	861	651
Write-off of debt issuance costs	1,045
Foreign exchange and other	(5,676)	3,921
Reclassification	0	0
Ending balance	499,985	279,463	179,825
Borrowings, non-current (excluding finance lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	260,300	163,648
Cash flows:
Proceeds from borrowings	942,881	225,498
Repayment of borrowings	(710,567)	(132,273)
Payments of debt issue costs	(7,862)	(683)
Non-cash:
New finance leases	0	0
Additions through business acquisitions	346	0
Amortization of debt issuance costs	861	651
Write-off of debt issuance costs	1,045
Foreign exchange and other	(5,009)	3,675
Reclassification	(670)	(216)
Ending balance	481,325	260,300	163,648
Borrowings, current (excluding finance lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,346	1,912
Cash flows:
Proceeds from borrowings	49,036	31,523
Repayment of borrowings	(47,109)	(24,112)
Payments of debt issue costs		0
Non-cash:
New finance leases	0	0
Additions through business acquisitions	728	559
Amortization of debt issuance costs	0	0
Write-off of debt issuance costs	0
Foreign exchange and other	(723)	248
Reclassification	670	216
Ending balance	12,948	10,346	1,912
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,817	14,265
Cash flows:
Proceeds from borrowings	0	0
Repayment of borrowings	(4,946)	(5,722)
Payments of debt issue costs		0
Non-cash:
New finance leases	1,585	276
Additions through business acquisitions	200	0
Amortization of debt issuance costs	0	0
Write-off of debt issuance costs	0
Foreign exchange and other	56	(2)
Reclassification	0	0
Ending balance	$ 5,712	$ 8,817	$ 14,265